UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06600

DWS Value Builder Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Value Builder Fund

	Shares	Value ($)

Common Stocks 59.2%
Consumer Discretionary 2.1%
Hotels Restaurants & Leisure 0.7%
Carnival Corp. (Unit)	14,600	481,216
Pinnacle Entertainment, Inc.*	31,200	327,288

		808,504
Multiline Retail 0.5%
Family Dollar Stores, Inc.	14,100	281,154
Kohl's Corp.*	7,000	280,280

		561,434
Specialty Retail 0.9%
Abercrombie & Fitch Co. "A"	9,300	582,924

Lowe's Companies, Inc.	22,400	464,800

		1,047,724
Consumer Staples 6.7%
Beverages 0.7%
Diageo PLC (ADR)	11,000	812,570
Food & Staples Retailing 1.8%
CVS Caremark Corp.	53,000	2,097,210
Food Products 0.9%
Dean Foods Co.*	18,000	353,160
Unilever NV (NY Shares)	26,600	755,440

		1,108,600
Tobacco 3.3%
Altria Group, Inc.	30,600	629,136
Lorillard, Inc.*	11,300	781,508
Philip Morris International, Inc.*	26,400	1,303,896
UST, Inc.	19,800	1,081,278

		3,795,818
Energy 9.2%
Energy Equipment & Services 0.4%
Schlumberger Ltd.	4,500	483,435
Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	7,100	531,364
BP PLC (ADR)	5,500	382,635
Chevron Corp.	17,100	1,695,123
ConocoPhillips	10,200	962,778
Devon Energy Corp.	4,500	540,720
ExxonMobil Corp.	39,000	3,437,070
Hess Corp.	10,100	1,274,519
Marathon Oil Corp.	15,300	793,611
Occidental Petroleum Corp.	6,100	548,146

		10,165,966
Financials 14.6%
Capital Markets 2.9%
Ameriprise Financial, Inc.	16,900	687,323
Lazard Ltd. "A"	20,200	689,830
Morgan Stanley	7,000	252,490
TD Ameritrade Holding Corp.*	61,500	1,112,535
The Goldman Sachs Group, Inc.	3,600	629,640

		3,371,818
Commercial Banks 2.7%
BB&T Corp.	12,800	291,456
PNC Financial Services Group, Inc.	17,700	1,010,670
UnionBanCal Corp.	12,100	489,082
Wachovia Corp.	6,700	104,051
Wells Fargo & Co.	52,000	1,235,000

		3,130,259
Consumer Finance 0.4%
Discover Financial Services	35,100	462,267
Diversified Financial Services 3.4%
Bank of America Corp.	41,900	1,000,153
Citigroup, Inc.	72,000	1,206,720

JPMorgan Chase & Co.	51,200	1,756,672

		3,963,545
Insurance 4.1%
Allstate Corp.	33,300	1,518,147
American International Group, Inc.	18,400	486,864
Lincoln National Corp.	7,500	339,900
Loews Corp.	46,100	2,162,090
Phoenix Companies, Inc.	34,100	259,501

		4,766,502
Thrifts & Mortgage Finance 1.1%
New York Community Bancorp., Inc.	71,600	1,277,344
Health Care 6.6%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	27,500	1,758,350
Zimmer Holdings, Inc.*	12,800	871,040

		2,629,390
Life Sciences Tools & Services 0.9%
PerkinElmer, Inc.	40,200	1,119,570
Pharmaceuticals 3.4%
Abbott Laboratories	27,600	1,461,972
Merck & Co., Inc.	23,500	885,715
Novartis AG (ADR)	8,200	451,328
Pfizer, Inc.	17,600	307,472
Wyeth	17,400	834,504

		3,940,991
Industrials 4.1%
Aerospace & Defense 1.0%
Honeywell International, Inc.	22,800	1,146,384
Electrical Equipment 0.4%
Emerson Electric Co.	8,400	415,380
Industrial Conglomerates 2.7%
General Electric Co.	95,700	2,554,233
Textron, Inc.	12,400	594,332

		3,148,565
Information Technology 3.7%
Communications Equipment 0.7%
Harris Corp.	10,600	535,194
Nokia Oyj (ADR)	14,400	352,800

		887,994
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	37,100	796,908
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	74,200	809,522

		1,606,430
Software 1.6%
Microsoft Corp.	32,800	902,328
Symantec Corp.*	47,700	922,995

		1,825,323
Materials 2.5%
Containers & Packaging 0.7%
Packaging Corp. of America	21,600	464,616

Pactiv Corp.*	15,700	333,311

		797,927
Metals & Mining 1.8%
Alcoa, Inc.	42,100	1,499,602
Goldcorp, Inc.	12,100	558,657

		2,058,259
Telecommunication Services 5.4%
Diversified Telecommunication Services
AT&T, Inc.	94,100	3,170,229
Citizens Communications Co.	116,800	1,324,512
FairPoint Communications, Inc.	108	779
Verizon Communications, Inc.	49,600	1,755,840

		6,251,360
Utilities 4.3%
Electric Utilities 1.8%
FPL Group, Inc.	30,800	2,019,864
Multi-Utilities 2.5%
Sempra Energy	25,100	1,416,895
Wisconsin Energy Corp.	33,600	1,519,392

		2,936,287

Total Common Stocks (Cost $69,605,694)		68,636,720
Open End Investment Company 38.6%
DWS Short Duration Plus Fund "S" (a) (Cost $45,135,175)	4,649,071	44,817,040
Cash Equivalents 3.4%
Cash Management QP Trust, 2.49% (b) (Cost $3,898,550)	3,898,550	3,898,550
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $118,639,419) †	101.2	117,352,310
Other Assets and Liabilities, Net	(1.2)	(1,419,395)

Net Assets	100.0	115,932,915

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $118,967,439. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $1,615,129. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,664,103 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,279,232.

(a)		DWS Short Duration Plus Fund, an affiliated fund, is managed by Deutsche Investment Management Americas Inc.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 117,352,310
Level 2 - Other Significant	-
Observable Inputs

Level 3 - Significant	-
Unobservable Inputs
Total	$ 117,352,310

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Value Builder Fund, a series of DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Value Builder Fund, a series of DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008